Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000159047 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	12.55%		4.41%	4.71%
C000159045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	12.16%		4.05%	4.36%
C000159046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	12.47%		4.35%	4.65%
C000253866 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iShares FTSE NAREIT All Equity REIT Index Fund
Average Annual Return, Percent	4.08%	(0.29%)
FTSE All World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All World Index (Net)
Average Annual Return, Percent	22.24%		11.97%	12.73%
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	15.75%	16.92%
FTSE EPRA Nareit Developed Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Average Annual Return, Percent	11.74%		3.69%	4.09%
FTSE Nareit All Equity REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REIT Index
Average Annual Return, Percent	4.07%	(0.27%)